Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Sep. 30, 2016	$ 100,000	$ 52,688	$ 44,779,296	$ (45,780,569)	$ (848,585)
Balance, shares at Sep. 30, 2016	10,000,000	5,268,859
Common stock issued for services		$ 250	74,250		$ 74,500
Common stock issued for services, shares		25,000			25,000
Common stock and warrants issued for cash, net of offering costs of $69,680 and 2,356,662		$ 7,240	1,376,080		$ 1,383,320
Common stock and warrants issued for cash, net of offering costs of $69,680 and 2,356,662, shares		724,000
Common stock issued for license termination		$ 250	106,000		106,250
Common stock issued for license termination, shares		25,000
Common stock issued to officers and employees		$ 5,423	2,778,499		$ 2,783,922
Common stock issued to officers and employees, shares		542,268			542,268
Common stock issued with convertible note		$ 500	44,109		$ 44,609
Common stock issued with convertible note, shares		50,000			15,000,000
Issuance of warrants			84,227		$ 84,227
Beneficial conversion feature on convertible note			135,986		135,986
Net loss				(4,421,161)	(4,421,161)
Balance at Sep. 30, 2017	$ 100,000	$ 66,351	49,378,447	(50,201,730)	(656,932)
Balance, shares at Sep. 30, 2017	10,000,000	6,635,127
Common stock issued for services		$ 100	14,900		$ 15,000
Common stock issued for services, shares		10,000			10,000
Common stock and warrants issued for cash, net of offering costs of $69,680 and 2,356,662		$ 189,099	16,436,139		$ 16,625,238
Common stock and warrants issued for cash, net of offering costs of $69,680 and 2,356,662, shares		18,909,900
Common stock issued to officers and employees		$ 7,660	1,464,941		$ 1,472,601
Common stock issued to officers and employees, shares		766,033			766,033
Common stock issued with convertible note, shares					1,500,000
Common stock issued for legal settlement		$ 500	80,500		$ 81,000
Common stock issued for legal settlement, shares		50,000			50,000
Common stock issued for warrant exercise		$ 3,889	(3,889)
Common stock issued for warrant exercise, shares		388,928
Convertible notes - issuance of common stock		$ 3,625	498,875		502,500
Convertible notes - issuance of common stock, shares		362,500
Convertible note - issuance of warrants			90,345		90,345
Convertible note - amendment of existing warrants			74,041		74,041
Settlement of convertible note		$ 1,214	179,858		181,072
Settlement of convertible note, shares		121,429
Related party conversion of preferred stock	$ (90,000)	$ 135,000	(45,000)
Related party conversion of preferred stock, shares	(9,000,000)	13,500,000
Net loss				(4,420,783)	(4,420,783)
Balance at Sep. 30, 2018	$ 10,000	$ 407,438	68,169,157	(54,622,513)	13,964,082
Balance, shares at Sep. 30, 2018	1,000,000	40,743,917
Common stock issued for services		$ 200	39,800		$ 40,000
Common stock issued for services, shares		20,000
Common stock issued with convertible note, shares					1,500,000
Net loss				(1,091,947)	$ (1,091,947)
Balance at Dec. 31, 2018	$ 10,000	$ 407,638	$ 68,208,957	$ (55,714,460)	$ 12,912,135
Balance, shares at Dec. 31, 2018	1,000,000	40,763,917